Voya Target Retirement 2040 Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 29.5%
4,342	iShares Core S&P 500 ETF	$1,970,009	4.6
6,455	iShares Core U.S. Aggregate Bond ETF	749,167	1.8
19,773	Vanguard Emerging Markets ETF	1,032,744	2.4
115,288	Vanguard FTSE Developed Markets ETF	6,048,008	14.3
11,063	Vanguard Mid-Cap ETF	2,740,748	6.4

	Total Exchange-Traded Funds
	(Cost $11,938,920)	12,540,676	29.5

MUTUAL FUNDS: 70.4%
	Affiliated Investment Companies: 21.3%
154,617	Voya High Yield Bond Fund - Class P3	1,252,395	2.9
285,333	Voya Intermediate Bond Fund - Class P3	2,976,028	7.0
84,883	Voya Multi-Manager Emerging Markets Equity Fund - Class P3	1,316,531	3.1
135,196	Voya Multi-Manager International Equity Fund - Class P3	2,013,061	4.7
130,297	Voya Multi-Manager International Factors Fund - Class P3	1,525,775	3.6
		9,083,790	21.3

	Unaffiliated Investment Companies: 49.1%
393,815	TIAA-CREF S&P 500 Index Fund - Institutional Class	19,730,112	46.3
42,516	TIAA-CREF SmallCap Blend Index Fund - Institutional Class	1,199,365	2.8
		20,929,477	49.1

	Total Mutual Funds
	(Cost $26,519,548)	30,013,267	70.4

	Total Investments in Securities (Cost $38,458,468)	$42,553,943	99.9
	Assets in Excess of Other Liabilities	26,586	0.1
	Net Assets	$42,580,529	100.0

Voya Target Retirement 2040 Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2021 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2021
Asset Table
Investments, at fair value
Exchange-Traded Funds	$12,540,676	$–	$–	$12,540,676
Mutual Funds	30,013,267	–	–	30,013,267
Total Investments, at fair value	$42,553,943	$–	$–	$42,553,943

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended August 31, 2021, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/2021	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 8/31/2021	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya High Yield Bond Fund - Class P3	$1,147,431	$108,607	$(10,541)	$6,898	$1,252,395	$18,110	$1,748	$-
Voya Intermediate Bond Fund - Class P3	2,688,914	294,538	(36,302)	28,878	2,976,028	-	566	-
Voya Multi-Manager Emerging Markets Equity Fund - Class P3	1,590,643	212,971	(354,975)	(132,108)	1,316,531	-	76,219	-
Voya Multi-Manager International Equity Fund - Class P3	1,632,388	414,980	(44,358)	10,051	2,013,061	-	10,723	-
Voya Multi-Manager International Factors Fund - Class P3	1,237,011	309,401	(33,496)	12,859	1,525,775	-	7,246	-
	$8,296,387	$1,340,497	$(479,672)	$(73,422)	$9,083,790	$18,110	$96,502	$-

The financial statements for the above mutual fund[s] can be found at  www.sec.gov.

At August 31, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $38,479,772.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$4,163,021
Gross Unrealized Depreciation	(88,850)

Net Unrealized Appreciation	$4,074,171